Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum lease payments
2016	$ 5,018,795
2017	2,841,320
2018	1,091,209
2019	185,502
2020 and after	105,824
Total	9,242,650
Rental expenses	$ 5,062,753	$ 3,154,920	$ 1,566,911